RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

27. RELATED PARTY BALANCES AND TRANSACTIONS

        Nature of the related parties and relationship:

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling interest holder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling interest holder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling interest holder
FilmWorkshop Co., Ltd. ("Film Workshop")	A company majority-owned by a member of strategy committee of the Group
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling interest holder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Culture")	A company majority-owned by a noncontrolling interest holder
Tianjin Nongken Group Co., Ltd. ("Nongken Group")	A company as a shareholder of a noncontrolling interest holder
Sanya Cinema	Equity method investee
Wuhu Bona	Equity method investee
Bona Film Investment Fund.	Equity method investee
Mr. Guoqiang Lu	Noncontrolling interest holder
Beijing Xinliliang Television Culture Co., Ltd ("Beijing Xinliliang")	A company owned by a noncontrolling interest holder
Beijing Shui Shang Quan Jing Cineplex Construction Consultation Co, Ltd. ("Shui Shang Quan Jing")	A company owned by a shareholder's related party
We Distribution Ltd. ("We Distribution").	A company majority owned by a non-controlling interest holder
N&J Partners Limited ("N&J")	Noncontrolling interest holder

        As well as being the Group's Chairman and CEO, Mr. Dong Yu is the Group's founder and therefore has substantial influence over the Group's business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group's assets, election of directors, declaration of dividends and other significant corporate actions. Mr. Dong Yu also provided personal guarantees in order to enable the Group to procure certain bank borrowings for the three years ended December 31, 2012, 2013 and 2014. (See Note 13)

        Balances due from the related parties consist of the following at:

	December 31,
	2013	2014
Amounts due from We Distribution (i)	295	257
Amounts due fromWuhu Bona (ii)	156	11
Amounts due from Nongken Group (iii)	55	1
Amounts due from Sanya Cinema (iv)	3	—
Amounts due from Nongken Real Estate (iii)	1	—

	510	269

(i)	The amounts represent receivables from We Distribution to support its operation.
(ii)	The amounts represent the receivables of consulting service fees from Wuhu Bona.
(iii)	The amounts represent the receivables of the theater rental fees from Nongken Group.
(iv)	The amounts represent the receivables for upfront expenses paid to Sanya Cinema.

        All the amounts due from related parties are unsecured and non-interest bearing.

        In addition to the film participation financing liabilities with a related party, Bona Film Investment Fund, described in Note 15, other balances due to related parties consist of the following at:

	December 31,
	2013	2014
Amounts due to Nongken Real Estate (i)	2,105	2,527
Amounts due to Shui Shang Quan Jing (ii)	—	1,949
Amounts due to Nongken Culture (iii)	1,541	1,759
Amounts due to Film Workshop (iv)	685	1,002
Amounts due to Hubei Film Distribution (v)	463	451
Amounts due to N&J (vi)	—	387
Amounts due to Hunan Xiaoxiang (v)	248	242
Amounts due to Beijing Xinliliang (vii)	57	56
Amounts due to Wuhan Lianzhong (viii)	784	—
Amounts due to Mr. Guoqiang Lu (ix)	3	—

	5,886	8,373

(i)	The amounts represent payables for loans obtained from Nongken Real Estate.
(ii)	The amounts represent payables for cineplex construction project provided by Shui Shang Quan Jing.
(iii)	The amounts represent payables to Nongken Culture for rental expenses.
(iv)	The amounts represent payables for film production services provided by Film Workshop.
(v)	The amounts mainly represent loans from Hubei Film Distribution to support the operations of two cinemas of the Group.
(vi)	The amounts represent payables for the operations supporting fund provided by N&J.
(vii)	The amounts represent payables for film production services provided by Beijing Xinliliang.
(viii)	The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.
(ix)	The amounts represent reimbursements to Mr. Guoqiang Lu for expenses incurred for Bona Guoqiang.

        All the amounts due to related parties are unsecured and non-interest bearing.

        Other transactions with related parties during the years ended December 31, 2012, 2013 and 2014 include:

        In April 2012, the Group entered into a rental agreement with Nongken Group to rent a piece of property for movie theatre. The Group incurred rental expenses of $672, $1,352 and $1,246 under this rental agreement in 2012, 2013 and 2014, respectively.

        In 2013 and 2014, the Group entered into the consulting agreements with Wuhu Bona to provide film investment and distribution services to Wuhu Bona, respectively. The Group recognized net revenues of $146 and $691 in 2013 and 2014, respectively.

        In 2014, Beijing Xinliliang entered into a film production agreement with the Group to provide film production services to the Group. The Group recorded production costs of $7,679 in 2014.